Investment Strategy - REX Peptide ETF	Oct. 09, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks to track the investment results, before fees and expenses, of the VettaFi Peptide Index℠ (the “Index”), which is designed to track the performance of equity securities of companies that are strategically positioned to advance the development, manufacturing, and commercial adoption of peptide-based products—including therapeutics, supplements, cosmetics, and medical devices—along with the enabling technologies essential for peptides. Peptides are short chains of amino acids (the building blocks of proteins) linked together in a specific sequence and are used in a range of products, including medicines, dietary supplements, and skincare. Under normal circumstances, the Fund will generally employ a full replication strategy, meaning that it will normally invest all or substantially all of its assets in all of the securities comprising the Index in approximate proportion to their weightings in the Index. However, the Fund may invest in a representative sample of the Index if the Adviser believes replicating the Index would be detrimental or disadvantageous to shareholders, when a security in the Index becomes illiquid or unavailable, or because of legal restrictions that apply to the Fund but not the Index. The Index is developed, maintained and sponsored by VettaFi LLC (the “Index Provider”). REX Advisers, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Index Provider is not affiliated with the Fund, the Adviser, or the Fund’s distributor.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Index

As of October 10, 2026, the Index was comprised of 36 constituents. To be eligible for inclusion in the Index, a company must be listed on a major recognized developed market exchange or a South Korean market exchange and be domiciled in a select list of countries as determined by the Index Provider and set forth in the Index methodology. Developed markets are those jurisdictions classified as “developed” under the VettaFi Country Classification System. South Korea, which is classified as an emerging market by certain index providers, is the only emerging market in which the Fund may invest. Companies must also meet the following criteria: (1) a three-month average daily traded value of at least $1 million; and (2) a minimum market capitalization of $100 million.

The Index is comprised of companies involved in at least one of four segments (each, a “Peptide Company” and, together, “Peptide Companies”):

1.	Therapeutics & Medicine: Companies researching, developing, or commercializing clinical peptide drugs (e.g., GLP-1s, insulin, synthetic peptide therapies).

2.	Manufacturing & Medical Devices: Companies providing essential infrastructure, including peptide contract manufacturing (CDMOs), specialized delivery devices & technology (e.g., auto-injectors, oral delivery mechanisms), and diagnostic tools.

3.	Nutraceuticals & Supplements: Companies producing ingestible consumer health products utilizing bio-active peptides (e.g., dietary collagen peptides, sports nutrition).

4.	Cosmeceuticals & Skincare: Companies formulating and commercializing topical cosmetic products that rely on peptide technologies for skin health, anti-aging, or dermatological benefits.

Eligible companies are assigned to one of two tranches: “Core” and “Diversified.” Constituents in the Core tranche meet at least one of the two following criteria: i) derive 50% or more of total revenue directly from the four segments; or ii) dedicate 50% or more of its clinical pipeline programs (Phase 1-3) or 50% or more of total annual research and development (“R&D”) capital expenditure specifically to peptide-based research and development. Constituents in the Diversified tranche meet at least one of the three following criteria: i) derive between 10% and 49% of its total revenue from the four segments; ii) dedicate between 10% and 49% of its clinical pipeline programs or total R&D capital expenditure to peptide-based initiatives; or iii) derive less than 10% of its total revenue from peptides, but it maintains a top three global market share in one of the four segments. In applying these revenue, clinical pipeline, R&D and market share tests, the Index Provider relies on publicly available and third-party information about each company, which may be based on assumptions and estimates and which may be incomplete or inaccurate.

Constituents within each tranche are weighted by their free-float market capitalization, and the Index allocates an aggregate weight of 80% to the Core tranche and 20% to the Diversified tranche at rebalance. Constituents are subject to the following constraints applied at Index rebalance: i) constituents are limited to a maximum weight of 12%, with a lower maximum weight of 5% applied to constituents in the Diversified tranche; and ii) the aggregate weight of all constituents exceeding 5% is capped at 45% with excess proportionally redistributed to constituents within the same segment with weights below 5%.

The Index is rules-based. At each quarterly rebalance and reconstitution, the Index Provider applies the eligibility criteria and tranche assignment rules described above to determine Index constituents and their weightings. The Index’s quarterly rebalance and reconstitution schedule may cause the Fund to experience a higher rate of portfolio turnover.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will generally employ a full replication strategy, meaning that it will normally invest all or substantially all of its assets in all of the securities comprising the Index in approximate proportion to their weightings in the Index.